Shareholder Report, Line Graph (Details) - USD ($)					6 Months Ended	12 Months Ended
	Jun. 10, 2024	Apr. 01, 2013	Oct. 01, 2009	Sep. 15, 2006	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2008	Nov. 30, 2007	Nov. 30, 2006
C000224843
Account Value [Line Items]
Line Graph and Table Measure Name					North Square Core Plus Bond Fund - Class I
Account Value					$ 1,000,000	$ 1,150,900	$ 1,055,787	$ 1,096,644	$ 1,200,703	$ 1,143,531	$ 1,077,503	$ 1,077,415	$ 1,114,936	$ 1,061,978	$ 1,002,695
C000205678
Account Value [Line Items]
Line Graph and Table Measure Name						North Square Dynamic Small Cap Fund - Class A
Account Value					$ 9,413	$ 29,379	20,983	19,363	21,690	16,740	14,934	13,635	13,323	10,990	10,325
C000205677
Account Value [Line Items]
Line Graph and Table Measure Name					North Square Dynamic Small Cap Fund - Class I
Account Value					$ 999,997	3,192,562	2,274,157	2,094,715	2,340,506	1,801,897	1,603,461	1,460,367	1,423,364	1,171,153	1,097,628
C000250358
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Kennedy MicroCap Fund - Class I
Account Value	$ 100,000					127,300
C000205681
Account Value [Line Items]
Line Graph and Table Measure Name					North Square Multi Strategy Fund - Class A
Account Value					$ 9,426	23,191	18,658	17,427	19,270	15,775	13,814	12,420	12,122	9,720	9,937
C000205683
Account Value [Line Items]
Line Graph and Table Measure Name					North Square Multi Strategy Fund - Class I
Account Value					$ 1,000,000	2,533,552	2,032,715	1,894,977	2,089,161	1,703,050	1,480,415	1,323,116	1,287,437	1,032,161	1,054,774
C000205685
Account Value [Line Items]
Line Graph and Table Measure Name					North Square Preferred and Income Securities Fund - Class I
Account Value					$ 1,000,000	2,783,339	2,304,377	2,089,309	2,299,148	1,848,972	1,645,827	1,410,680	1,297,133	1,058,114	1,004,700
C000205671
Account Value [Line Items]
Line Graph and Table Measure Name					North Square Spectrum Alpha Fund - Class A
Account Value					$ 9,425	20,282	14,594	13,783	17,579	15,219	12,443	11,641	10,601	9,292	9,270
C000205673
Account Value [Line Items]
Line Graph and Table Measure Name					North Square Spectrum Alpha Fund - Class I
Account Value					$ 1,000,000	2,211,350	1,587,878	1,496,070	1,903,196	1,643,005	1,340,446	1,250,959	1,136,410	992,843	986,688
C000224841
Account Value [Line Items]
Line Graph and Table Measure Name				North Square Tactical Defensive Fund - Class A
Account Value				$ 9,428	13,147	20,757	17,949	18,039	18,836	16,264	15,826	14,768	14,896	12,682	11,971	$ 12,292	$ 10,661	$ 9,861	$ 10,333	$ 9,296	$ 8,158	$ 10,890	$ 10,027
C000224840
Account Value [Line Items]
Line Graph and Table Measure Name			North Square Tactical Defensive Fund - Class C
Account Value			$ 10,000		$ 13,747	20,109	17,534	17,742	18,674	16,246	15,928	14,977	15,215	13,064	12,418	12,943	11,327	10,564	11,149	10,103
C000224839
Account Value [Line Items]
Line Graph and Table Measure Name					North Square Tactical Defensive Fund - Class I
Account Value					$ 1,000,000	1,613,459	1,392,634	1,396,019	1,454,397	1,253,032	1,216,651	1,134,276	1,140,566	969,874	912,221
C000224838
Account Value [Line Items]
Line Graph and Table Measure Name		North Square Tactical Growth Fund - Class A
Account Value		$ 9,422			11,548	22,725	18,257	17,220	18,863	16,490	14,553	13,725	13,476	11,938	11,378	10,296
C000224836
Account Value [Line Items]
Line Graph and Table Measure Name		North Square Tactical Growth Fund - Class C
Account Value		$ 10,000			$ 12,103	22,090	17,871	16,985	18,753	16,515	14,688	13,957	13,802	12,321	11,840	10,871
C000224837
Account Value [Line Items]
Line Graph and Table Measure Name					North Square Tactical Growth Fund - Class I
Account Value					$ 1,000,000	2,017,631	1,616,391	1,520,706	1,661,532	1,449,724	1,275,163	1,200,387	1,175,949	1,038,767	988,362
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 1,000,000	$ 1,163,281	1,088,449	1,075,757	1,234,230	1,248,630	1,163,856	1,050,494	1,064,786	1,031,630	1,009,702
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 10,000	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 1,000,000	3,363,117	2,500,731	2,220,728	2,489,677	1,970,628	1,655,661	1,433,590	1,358,510	1,111,055	1,025,831
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 100,000					114,487
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 10,000	33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 1,000,000	3,363,117	2,500,731	2,220,728	2,489,677	1,970,628	1,655,661	1,433,590	1,358,510	1,111,055	1,025,831
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 1,000,000	1,163,281	1,088,449	1,075,757	1,234,230	1,248,630	1,163,856	1,050,494	1,064,786	1,031,630	1,009,702
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 10,000	33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 1,000,000	3,363,117	2,500,731	2,220,728	2,489,677	1,970,628	1,655,661	1,433,590	1,358,510	1,111,055	1,025,831
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				$ 10,000	18,915	63,614	47,302	42,006	47,093	37,275	31,317	27,117	25,697	21,016	19,404	16,373	12,431	10,721	10,020	8,896	6,996	11,441	10,688
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000		$ 22,498	75,664	56,262	49,963	56,013	44,336	37,250	32,253	30,564	24,997	23,079	19,474	14,785	12,751	11,918	10,582
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 1,000,000	3,363,117	2,500,731	2,220,728	2,489,677	1,970,628	1,655,661	1,433,590	1,358,510	1,111,055	1,025,831
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000			13,609	45,768	34,032	30,222	33,882	26,818	22,532	19,510	18,488	15,120	13,960	11,780
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000			$ 13,609	45,768	34,032	30,222	33,882	26,818	22,532	19,510	18,488	15,120	13,960	11,780
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 1,000,000	3,363,117	2,500,731	2,220,728	2,489,677	1,970,628	1,655,661	1,433,590	1,358,510	1,111,055	1,025,831
HFRX Absolute Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					HFRX Absolute Return Index
Account Value					$ 1,000,000	$ 1,255,550	1,190,972	1,158,479	1,143,488	1,116,068	1,093,682	1,064,867	1,056,813	1,023,014	1,026,234
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 10,000	$ 23,793	17,439	17,898	20,576	16,862	14,844	13,807	13,728	11,601	10,351
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Return Index
Account Value					$ 1,000,000	2,379,299	1,743,926	1,789,835	2,057,601	1,686,212	1,484,422	1,380,676	1,372,801	1,160,075	1,035,071
Russell Microcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 100,001					121,781
ICE BofA Fixed Rate Preferred Securities Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofAML Fixed Rate Preferred Securities Index
Account Value					$ 1,000,000	1,534,987	1,370,005	1,302,512	1,466,708	1,438,222	1,347,576	1,173,065	1,214,181	1,096,103	1,067,866
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 10,000	23,793	17,439	17,898	20,576	16,862	14,844	13,807	13,728	11,601	10,351
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 1,000,000	2,379,299	1,743,926	1,789,835	2,057,601	1,686,212	1,484,422	1,380,676	1,372,801	1,160,075	1,035,071
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Moderate Target Risk Index
Account Value				$ 10,000	16,765	30,835	26,321	24,935	27,853	25,215	22,559	20,063	20,099	17,491	16,551	15,690	13,704	12,315	11,805	10,842	$ 8,701	$ 11,594	$ 10,572
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Moderate Target Risk Index
Account Value			$ 10,000		$ 16,004	29,436	25,127	23,804	26,590	24,071	21,535	19,153	19,187	16,697	15,800	14,978	$ 13,082	$ 11,756	$ 11,270	$ 10,350
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Moderate Target Risk Index
Account Value					$ 1,000,000	1,839,240	1,570,001	1,487,340	1,661,405	1,504,027	1,345,588	1,196,711	1,198,892	1,043,307	987,210
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Target Risk Index
Account Value		$ 10,000			11,992	25,300	20,932	19,549	21,700	18,986	16,918	14,944	14,959	12,537	11,786	11,131
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Target Risk Index
Account Value		$ 10,000			$ 11,992	25,300	20,932	19,549	21,700	18,986	16,918	14,944	14,959	12,537	11,786	$ 11,131
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Moderately Aggressive Target Risk Index
Account Value					$ 1,000,000	$ 2,109,761	$ 1,745,521	$ 1,630,182	$ 1,809,560	$ 1,583,202	$ 1,410,823	$ 1,246,166	$ 1,247,466	$ 1,045,453	$ 982,789